Richard J. Coyle Partner	Chapman and Cutler LLP 320 South Canal Street Chicago, Illinois 60606

T 312.845.3724 rcoyle@chapman.com

August 4, 2025

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bitwise Funds Trust
(Registration Nos. 333-264900; 811-23801)

Ladies and Gentlemen:

On behalf of Bitwise Funds Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) for the Registrant for Bitwise Bitcoin Option Income Strategy ETF, Bitwise BITQ Option Income Strategy ETF and Bitwise Ethereum Option Income Strategy ETF, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 26 was filed electronically with the Securities and Exchange Commission on August 1, 2025.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3724.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Richard Coyle
Richard Coyle

Enclosures